Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Balance at beginning of year	$ 7,147	$ 4,754	$ 18,333
Subsequent utilization of valuation allowance			(7)
Additions to valuation allowance	4,185	2,682	3,063
Exchange differences	(307)	(289)	(19)
Balance at end of year	$ 11,025	$ 7,147	4,754
Divestiture
Valuation Allowance [Line Items]
Divestitures			$ (16,616)